Income taxes - Summary of change in net deferred tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net deferred tax asset (liability)
Beginning balance	$ 412,717	$ 429,929
Deferred tax recovery	(9,441)	(16,579)
Deferred tax recovery in the consolidated statement of OCI	(563)	(633)
Ending balance	$ 402,713	$ 412,717